Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the six months ended June 30, 2021 and 2022 are calculated as follows:

	For the six months ended June 30,
	2021		2022
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(unaudited)		(unaudited)

Numerator:

Net loss attributable to ordinary shareholders	(312,635)	(62,441)	(436,882)	(65,227)	(86,643)	(12,936)

Denominator:
Weighted-average number of ordinary shares outstanding	87,470,332	17,324,848	87,909,137	87,909,137	17,324,848	17,324,848

Effect of unvested restricted shares	(727,452)	—	(552,017)	(552,017)	—	—

Weighted average number of ordinary shares outstanding – basic and diluted	86,742,880	17,324,848	87,357,120	87,357,120	17,324,848	17,324,848

Loss per share - basic and diluted	(3.60)	(3.60)	(4.98)	(0.74)	(4.98)	(0.74)